Note 5 - Leases: Schedule of Lease expense and other information (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Lease expense and other information
	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020

Operating lease expense	$ 1,800,009	$ 3,587,594
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,757,246	3,513,126
Weighted-average remaining lease term – operating leases (in years)	7.04
Weighted-average discount rate – operating leases	5.33%

Lease maturity schedule as of June 30, 2020:	Amount
Remainder of 2020	$ 3,488,489
2021	6,573,797
2022	5,968,827
2023	5,178,703
2024	4,491,185
2025 and beyond	13,708,299
Total	39,409,300
Less: Interest	(6,377,200)
Present Value of Lease Liability	$ 33,032,100